Investments, AFS debt securities - Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Fair Value
Total	₨ 10,247,500.8	$ 109,213.5	₨ 9,910,174.3
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	46,438.8		49,908.7
Over one year through five years	66,156.1		62,426.7
Over five years through ten years	199.6		250.9
Over ten years	0.3		17.2
Amortized Cost	112,794.8		112,603.5
Fair Value
Within one year	46,630.0	497.0	50,240.6
Over one year through five years	66,387.0	707.5	63,131.6
Over five years through ten years	199.4	2.1	260.0
Over ten years	0.3	0.0	17.9
Total	₨ 113,216.7	$ 1,206.6	₨ 113,650.1